Related Party Transactions (Details) - USD ($)							3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 18, 2026	Jan. 09, 2025	Nov. 17, 2023	May 23, 2023	Aug. 29, 2019	Dec. 31, 2017	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2017
Related Party Transactions [Line Items]
Accrued and unpaid services charge											$ 6,835	$ 15,000
Acquired cash payment									$ 561,000	$ 95,000	14,026
Preferred stock, value
Redemption aggregate cash amount											1,745,000
Carrying value equity method investment											1,069,000
Receivable from sale of equity method investment							187,000		187,000		748,000
Line of credit												450,000
Line of credit, interest rate					5.00%
Interest expense							177,763	$ 82,755	259,792	164,711	320,282	325,486
Purchase price	$ 9,000,000		$ 7,000,000
Mortgage financing	5,900,000
Exchange share (in Shares)		9,000
Recognized deemed contribution										162,473	$ 162,473
Proceeds from advance	$ 9,000,000
Number of exchange shares (in Shares)				250							5,000
Rent expense											$ 97,000	127,000
Abandonment Agreement [Member]
Related Party Transactions [Line Items]
Equity interest rate											40.00%
Mr. Lu [Member]
Related Party Transactions [Line Items]
Acquire percentage	100.00%		70.00%
Purchase price			$ 7,000,000
Advance from pending sale of noncontrolling interest											$ 3,158,078	3,108,106
Avalon RT 9 [Member]
Related Party Transactions [Line Items]
Advance from pending sale of noncontrolling interest	$ 3,158,078
Dr. Yu Zhou [Member]
Related Party Transactions [Line Items]
Unpaid acquisition consideration											100,000	100,000
Related Party [Member]
Related Party Transactions [Line Items]
Interest expense												42,445
Advance from pending sale of noncontrolling interest											3,158,078	3,108,106
Avalon RT 9 [Member] | Mr. Lu [Member]
Related Party Transactions [Line Items]
Acquire percentage			30.00%
Purchase price			$ 3,000,000
Related Party [Member]
Related Party Transactions [Line Items]
Consulting expenses											60,794	63,644
Lab Service MSO [Member]
Related Party Transactions [Line Items]
Equity method investment payable											566,667
Carrying value of the extinguished											632,916
Carrying value equity method investment											13,377,916
Receivable from sale of equity method investment											11,029,221
Accrued liabilities and other payables											0	632,916
Mr. Lu [Member]
Related Party Transactions [Line Items]
Line of credit					$ 20,000,000
Services Provided by Related Party [Member]
Related Party Transactions [Line Items]
Consulting expenses							40,382	$ 15,597	55,382	$ 30,794
Accrued and unpaid services charge							0		0		6,835
Accrued Liabilities and Other Payables – Related Parties [Member] | Dr. Yu Zhou [Member]
Related Party Transactions [Line Items]
Unpaid acquisition consideration									100,000		100,000
Membership Interest Purchase Agreement [Member]
Related Party Transactions [Line Items]
Proceeds of carrying value	$ 1,900,000
Membership Interest Purchase Agreement [Member] | Abandonment Agreement [Member]
Related Party Transactions [Line Items]
Equity interest rate	100.00%
Membership Interest Purchase Agreement [Member] | Mr. Lu [Member]
Related Party Transactions [Line Items]
Acquire percentage			70.00%
Purchase price			$ 7,000,000
Membership Interest Purchase Agreement [Member] | Avalon RT 9 [Member]
Related Party Transactions [Line Items]
Advance from pending sale of noncontrolling interest	$ 9,000,000
Membership Interest Purchase Agreement [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Advance from pending sale of noncontrolling interest
Membership Interest Purchase Agreement [Member] | Avalon RT 9 [Member] | Mr. Lu [Member]
Related Party Transactions [Line Items]
Acquire percentage			30.00%
Purchase price			$ 3,000,000
Membership Interest Purchase Agreement [Member] | Mr. Lu [Member]
Related Party Transactions [Line Items]
Advance from pending sale of noncontrolling interest	$ 3,158,078										3,158,078
Exchange Agreement [Member] | Wenzhao Lu [Member]
Related Party Transactions [Line Items]
Number of exchange shares (in Shares)	103,734
Office Space from Related Party [Member]
Related Party Transactions [Line Items]
Rent expense							1,000		4,000
Series B Preferred Stock [Member]
Related Party Transactions [Line Items]
Preferred stock, value												$ 11,000,000
Carrying value of the extinguished											$ 2,348,695
Preferred stock, shares issued (in Shares)											0	11,000
Series B Preferred Stock [Member] | Lab Service MSO [Member]
Related Party Transactions [Line Items]
Preferred stock, value											$ 11,000,000
Series A Preferred Stock [Member]
Related Party Transactions [Line Items]
Preferred stock, value		$ 9,000,000										$ 9,000,000
Preferred stock, shares issued (in Shares)											0	9,000
Series D Preferred Stock [Member]
Related Party Transactions [Line Items]
Preferred stock, value											$ 8,837,527
Preferred stock, shares issued (in Shares)		5,000					0		0		5,000	0
Recognized deemed contribution											$ 162,473
Series D Preferred Stock [Member] | Exchange Agreement [Member] | Wenzhao Lu [Member]
Related Party Transactions [Line Items]
Number of shares cancelled (in Shares)	5,000
Beijing GenExosome [Member]
Related Party Transactions [Line Items]
Acquired cash payment						$ 450,000
Ownership percentage											40.00%
Beijing GenExosome [Member] | Accrued Liabilities and Other Payables – Related Parties [Member]
Related Party Transactions [Line Items]
Acquired cash payment													$ 450,000
Ownership percentage							40.00%		40.00%